Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments And Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments

Future minimum annual lease payments under these non-cancelable operating leases, inclusive of sublease proceeds, as of December 31, 2017 are as follows:

(In thousands)
Year ending December 31,
2018	$2,785
2019	3,004
2020	4,445
2021	4,997
2022	4,921
Thereafter	32,127

Total minimum lease payments	$52,279